Financial risk management - Summary of offsetting financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	₩ 76,856,634	₩ 74,071,526
Gross amounts of recognized financial liabilities set off in the statement of financial position	41,649,523	32,291,342
Net amounts of financial liabilities presented in the statement of financial position	35,207,111	41,780,184
Related amounts not set off in the statement of financial position (Financial instruments)	25,898,701	20,753,569
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	1,000
Net amount	9,307,410	21,025,615
Derivatives
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	11,434,081	13,153,952
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	11,434,081	13,153,952
Derivatives and other financial instruments
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	6,781,044	17,340,722
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	6,502,695
Net amounts of financial liabilities presented in the statement of financial position	6,781,044	10,838,027
Related amounts not set off in the statement of financial position (Financial instruments)	10,093,812	5,490,974
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	1,000
Net amount	8,120,313	18,500,005
Bonds sold under repurchase agreements
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	10,709,115	11,065,584
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	10,709,115	11,065,584
Related amounts not set off in the statement of financial position (Financial instruments)	10,492,779	10,260,684
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	216,336	804,900
Securities borrowed
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	787,767	897,129
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	787,767	897,129
Related amounts not set off in the statement of financial position (Financial instruments)	787,767	897,129
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement pending
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	40,062,057	31,605,249
Gross amounts of recognized financial liabilities set off in the statement of financial position	38,171,649	25,785,507
Net amounts of financial liabilities presented in the statement of financial position	1,890,408	5,819,742
Related amounts not set off in the statement of financial position (Financial instruments)	1,809,727	4,099,248
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	80,681	1,720,494
Payable from purchase of securities
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	7,036,630	3,148
Gross amounts of recognized financial liabilities set off in the statement of financial position	3,477,874	3,140
Net amounts of financial liabilities presented in the statement of financial position	3,558,756	8
Related amounts not set off in the statement of financial position (Financial instruments)	2,668,767	8
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	889,989	0
Insurance payables
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	45,940	5,742
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	45,940	5,742
Related amounts not set off in the statement of financial position (Financial instruments)	45,849	5,526
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 91	₩ 216